Employee Benefits Provisions - Schedule of Employee Benefits Provisions Liabilities (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current liabilities
Provision for Annual leave	$ 84,694	$ 98,368	$ 77,780
Non-current liabilities
Long service leave	24,992	20,018
Employee benefits provisions	$ 109,686	$ 118,386